Summary of Significant Accounting Policies	12 Months Ended
Dec. 31, 2018
Summary of Significant Accounting Policies [Abstract]
Disclosure of significant accounting policies [text block]
3.	Summary of Significant Accounting Policies

The significant accounting policies used in the preparation of these financial statements are summarized below.

(a)	Basis of Consolidation

The Corporation’s consolidated financial statements include the accounts of the Corporation and its subsidiaries. Subsidiaries are entities controlled by the Corporation, where control is achieved by the Corporation being exposed to, or having rights to, variable returns from its involvement with the entity and having the ability to affect those returns through its power over the entity. Subsidiaries are fully consolidated from the date on which control is obtained by Alexco, and are de-consolidated from the date that control ceases.

The following subsidiaries have been consolidated for all dates presented within these financial statements, and are wholly owned: Alexco Keno Hill Mining Corp., Elsa Reclamation & Development Corporation Ltd. (“ERDC”), Alexco Exploration Canada Corp., Alexco Environmental Group Inc., Alexco Environmental Group Holdings Inc., Alexco Water and Environment Inc. (“AWE”) and Contango Strategies Ltd. During the period January 1, 2017 through December 28, 2017, the date of the sale, amounts from Alexco Environmental (US) Group Inc. (“AEG US”) and Alexco Financial Guarantee Corp. (“AFGC”) (together referred to as “AEG US Group”) were consolidated by the Corporation. All significant inter-company transactions, balances, income and expenses are eliminated on consolidation.

(b)	Cash and Cash Equivalents

Cash and cash equivalents are unrestricted as to use and consist of cash on hand, demand deposits and short term interest-bearing investments with maturities of 90 days or less from the original date of acquisition and which can readily be liquidated to known amounts of cash. Redeemable interest bearing investments with maturities of up to one year are considered cash equivalents if they can readily be liquidated at any point in time to known amounts of cash and they are redeemable thereafter until maturity for invested value plus accrued interest.

(c)	Inventories

Inventories include ore in stockpiles, concentrate and materials and supplies. Ore in stockpiles and concentrate are recorded at the lower of weighted average cost and net realizable value. Cost comprises all mining and processing costs incurred, including labor, consumables, production-related overheads, depreciation of production-related property, plant and equipment and depletion of related mineral properties. Net realizable value is estimated at the selling price in the ordinary course of business less applicable variable selling expenses. Materials and supplies are valued at the lower of cost and replacement cost, costs based on landed cost of purchase, net of a provision for obsolescence where applicable.

When inventories have been written down to net realizable value, a new assessment of net realizable value is made in each subsequent period. When circumstances that caused the write-down no longer exist or when there is clear evidence of an increase in net realizable value, the amount of the write down is reversed.

(d)	Property, Plant and Equipment

Property, plant and equipment are stated at historical cost less accumulated depreciation and impairment write-downs. The cost capitalized is determined by the fair value of consideration given to acquire the asset at the time of acquisition or construction, the direct cost of bringing the asset to the condition necessary for operation, and the estimated future cost of decommissioning and removing the asset. Repairs and maintenance expenditures are charged to operations, while major improvements and replacements which extend the useful life of an asset are capitalized.

Depreciation of property, plant and equipment is calculated using the following methods:

Heavy machinery and equipment	5 years straight-line
Land and buildings	20 years straight-line
Leasehold improvements & Other	Over the term of lease, and 2 – 5 years straight-line
Roads, Camp and other site infrastructure	5 -10 years straight-line
Ore-processing mill components	Variously between 5 and 30 years straight-line

Gains and losses on disposals are determined by comparing the proceeds with the carrying amount and are recognized within other gains or losses in earnings.

(e)	Mineral Properties

Exploration and Evaluation Properties

The Corporation capitalizes exploration and evaluation expenses at cost for expenditures incurred after it has obtained legal rights to explore a specific area and before technical feasibility and commercial viability of extracting mineral resources are demonstrable.

All direct and indirect costs relating to the exploration of specific properties with the objective of locating, defining and delineating the resource potential of the mineral interests on specific properties are capitalized as exploration and evaluation assets, net of any directly attributable recoveries recognized, such as exploration or investment tax credits.

The Corporation has elected to follow a policy of applying the proceeds received from the silver streaming arrangement with Wheaton Precious Metals (“Wheaton”) explained further in Note 15, as a credit to the carrying value of the Exploration and Evaluation Property. Accordingly, this has been applied retrospectively and the initial deposit has been applied as an offset against the mineral interest asset, with the cumulative catch up adjustment in the amount of $12,396,000 recognized in January 1, 2017 opening retained earnings (Note 6).

At each reporting date, exploration and evaluation assets are evaluated and may be classified as mining operations assets upon achieving technical feasibility and determination of commercial viability.

Mining Operations Properties

Mining operations properties are recorded at cost on a property-by-property basis. The recorded cost of mining operations properties is based on acquisition costs incurred to date, including capitalized exploration and evaluation costs and capitalized development costs, less depletion, recoveries and write-offs. Capitalized development costs include costs incurred to establish access to mineable resources where such costs are expected to provide a long-term economic benefit, as well as operating costs incurred, net of the proceeds from any sales generated, prior to the time the property achieves commercial production.

Depletion of mining operations properties is calculated on the units-of-production basis using estimated mine plan resources, such resources being those defined in the mine plan on which the applicable mining activity is based. The mine plan resources for such purpose are generally as described in an economic analysis supported by a technical report compliant with Canadian National Instrument 43-101
Standards of Disclosure for Mineral Projects
.

(f)	Intangible Assets

Customer relationships, rights to provide services and database assets acquired through business combinations, and acquired patents, are recorded at fair value at acquisition date. All of the Corporation’s intangible assets have finite useful lives, and are amortized using the straight-line method over their expected useful lives.

(g)	Impairment of Non-Current Non-Financial Assets

The carrying amounts of non-current non-financial assets are reviewed and evaluated for impairment when events or changes in circumstances indicate that the carrying amounts of the related asset may not be recoverable. Non-current non-financial assets include property, plant, equipment, mineral properties and finite-life intangible assets. If the recoverable amount is less than the carrying amount of the asset, an impairment loss is recognized and the asset is written down to recoverable value.

The recoverable amount is the higher of an asset’s “fair value less cost of disposal” and “value-in-use”. Where the asset does not generate cash flows that are independent from other assets, the recoverable amount of the cash-generating unit to which the asset belongs is determined, with a cash
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generating unit being the smallest identifiable group of assets and liabilities that generate cash inflows independent from other assets. Exploration and evaluation assets are each separately assessed for impairment, and are not allocated by the Corporation to a cash generating unit (“CGU”) for impairment assessment purposes. “Fair value less cost of disposal” is determined as the amount that would be obtained from the sale of the asset or cash-generating unit in an arm’s length transaction between knowledgeable and willing parties. In assessing “value-in-use”, the future cash flows expected to arise from the continuing use of the asset or cash-generating unit in its present form are estimated using assumptions that an independent market participant would consider appropriate, and are then discounted to their present value using a pre-tax discount rate that reflects current market assessments of the time value of money and risks specific to the asset or unit.

Where conditions that gave rise to a recognized impairment loss are subsequently reversed, the amount of such reversal is recognized into earnings immediately, though is limited such that the revised carrying amount of the asset or cash-generating unit does not exceed the carrying amount that would have been determined had no impairment loss been recognized for the asset or cash generating unit.

(h)	Provisions

General

Provisions are recorded when a present legal or constructive obligation exists as a result of past events, where it is probable that an outflow of resources embodying economic benefits will be required to settle the obligation and a reliable estimate of the amount of the obligation can be made.

The expense relating to any provision is presented in profit or loss net of any reimbursement. Provisions are discounted using a current risk-free pre-tax rate that reflects where appropriate the risks specific to the liability. Where discounting is used, the increase in the provision due to the passage of time is recognized as a finance cost.

Decommissioning and Rehabilitation Provision

The Corporation recognizes a decommissioning and rehabilitation provision for statutory, contractual, constructive or legal obligations to undertake reclamation and closure activities associated with property, plant, equipment and mineral properties, generally at the time that an environmental or other site disturbance occurs or a constructive obligation for reclamation and closure activities is determined. When the extent of disturbance increases over the life of an operation, the provision is increased accordingly. Provisions are measured at the present value of the expected future expenditures required to settle the obligation, using a risk-free pre-tax discount rate reflecting the time value of money and risks specific to the liability. The liability is increased for the passage of time, and adjusted for changes to the current market-based risk-free discount rate as well as changes in the estimated amount or timing of the expected future expenditures. The associated restoration costs are capitalized as part of the carrying amount of the related asset and then depreciated accordingly.

(i)	Revenue Recognition

Revenue from environmental services are recognized upon the transfer of promised services or goods based on the output appropriate to the particular service contract and when a customer has the ability to direct the use and obtain the benefits from the service or good. The Corporation provides environmental services related to permitting and remediation activities, generally in the mining industry, as well provide engineering, design, construction and operational services related to water treatment systems. The Corporation identifies the performance obligations in the contract, and the obligations are measured by reference to the transaction price. The transaction price is established in the agreement as either a fixed price or rate per hour. If the contract has multiple performance obligations, the Corporation will assign the transaction price to the various performance obligations. The stand-alone selling price for services identified within the contract are determined based on detailed billing schedules included within the underlying contract with the customer or based on comparable projects where relevant. Generally, performance obligations for environmental services are satisfied over time as the service is provided. Revenue is recognized using the input method with the inputs being costs incurred on related projects. The general payment terms are 30 to 60 days once the performance obligations have been satisfied. Typical payments are received 30 days after the invoice has been received by the client.

Management will assess and use significant judgement to determine whether the Corporation has promised to provide the specified good and service itself (as a principal) or to arrange for those specified goods or services to be provided by another party (as an agent). In those arrangements where the Corporation obtains control of the specified good or service before they are transferred to the customer, they will be deemed to act as a principal. In those arrangements were the Corporation is deemed to be the principal, the Corporation will recognize as revenue the “gross” amount paid by the customer for the specified good or service. If the Corporation acts an agent, it will record revenue as the net consideration that it retains for the specified good or service that was provided to the customer.

(j)	Share-Based Compensation and Payments

The cost of incentive share options and other equity-settled share-based compensation and payment arrangements is recorded based on the estimated fair value at the grant date and charged to earnings over the vesting period. With respect to incentive share options, grant-date fair value is measured using the Black-Scholes option pricing model. With respect to restricted share units, grant-date fair value is determined by reference to the share price of the Corporation at the date of grant. Where share-based compensation awards are subject to vesting, each vesting tranche is considered a separate award with its own vesting period and grant-date fair value. Share-based compensation expense is recognized over the tranche’s vesting period by a charge to earnings, based on the number of awards expected to vest. The number of awards expected to vest is reviewed at least annually, with any impact being recognized immediately.

(k)	Flow-Through Shares

The proceeds from the offering of flow-through shares are allocated between the shares and the sale of tax benefits when the shares are offered. The allocation is made based on the difference between the market value of the shares and the amount the investors pay for the flow
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through shares. A liability is recognized for the premium paid by the investors and is then recognized in the results of operations in the period the eligible exploration expenditures are incurred.

(l)	Warrants

When the Corporation issues units that are comprised of a combination of shares and warrants, the value is assigned to shares and warrants based on their relative fair values. The fair value of the shares is determined by the closing price on the date of the transaction and the fair value of the warrants is determined based on a Black-Scholes option pricing model.

(m)	Current and Deferred Income Taxes

Income tax expense comprises current and deferred income taxes. Current and deferred income taxes are recognized in profit or loss except to the extent that they relate to a business combination or to items recognized directly in equity or in other comprehensive income.

Current income taxes are the expected taxes payable or receivable on the taxable income or loss for the period, using tax rates enacted or substantively enacted at the reporting date, and any adjustment to taxes payable in respect of previous periods.

Deferred income taxes are recognized using the liability method, on temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for tax purposes. However, deferred income taxes are not recognized if they arise from initial recognition of an asset or liability in a transaction other than a business combination that, at the time of the transaction, affects neither accounting nor taxable profit nor loss. Deferred income taxes are determined using tax rates and laws that have been enacted or substantively enacted at the reporting date and are expected to apply when the related deferred income tax asset is realized or the deferred income tax liability is settled.

Deferred income tax assets and liabilities are presented as non-current in the financial statements.

Deferred income tax assets and liabilities are offset if there is a legally enforceable right of offset, and they relate to income taxes levied by the same tax authority on the same taxable entity, or on different tax entities but they intend to settle current tax liabilities and assets on a net basis or their tax assets and liabilities will be realized simultaneously. Deferred income tax assets are recognized to the extent that it is probable that future taxable profits will be available against which the assets can be utilized.

(n)	Translation of Foreign Currencies

The financial statements of each entity in the group are measured using the currency of the primary economic environment in which each entity operates (the “functional currency”). The consolidated financial statements are presented in Canadian dollars.

The functional currency of all entities in the Corporation group other than AWE is the Canadian dollar, while the functional currency of AWE is the United States dollar. The financial statements of AWE are translated into the Canadian dollar presentation currency using the current rate method as follows:

•	Assets and liabilities – at the closing rate at the date of the statement of financial position.

•	Income and expenses – at the average rate of the period (as this is considered a reasonable approximation to actual rates).

•	All resulting changes are recognized in other comprehensive income as cumulative translation adjustments.

When the settlement of a monetary item receivable from or payable to a foreign operation is neither planned nor likely in the foreseeable future, foreign exchange gains and losses arising from the item are considered to form part of the net investment in a foreign operation and are recognized in other comprehensive income.

When an entity disposes of its entire interest in a foreign operation, or loses control, joint control, or significant influence over a foreign operation, the foreign currency gains or losses accumulated in other comprehensive income related to the foreign operation are recognized in profit or loss. If an entity disposes of part of an interest in a foreign operation which remains a subsidiary, a proportionate amount of foreign currency gains or losses accumulated in other comprehensive income related to the subsidiary is reallocated between controlling and non-controlling interests.

(o)	Earnings or Loss Per Share

Basic earnings per share is calculated by dividing the net income (loss) for the period by the weighted average number of common shares outstanding during the period.

Diluted earnings (loss) per share is calculated using the treasury share method whereby all “in the money” options, warrants and equivalents are assumed to have been exercised at the beginning of the period and the proceeds from the exercise are assumed to have been used to purchase common shares at the average market price during the period.

(p)	Financial Instruments

Financial assets and financial liabilities, including derivative instruments, are initially recognized at fair value on the balance sheet when the Corporation becomes a party to the relevant contractual provisions. Measurement in subsequent periods depends on the financial instrument’s classification.

The Corporation classifies the financial instruments in the following categories: at fair value through profit and loss (“FVTPL”), fair value through other comprehensive income (“FVTOCI”) or at amortized cost.

(i)	Classification

The Corporation determines the classification of financial instruments at initial recognition.

Financial assets

a)
Debt

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The classification of debt instruments is driven by the Corporation’s business model for managing the financial assets and the relevant contractual cash flow characteristics. A debt instrument is measured at amortized cost if the objective of the business model is to hold the debt instrument for the collection of contractual cash flows, and the asset's contractual cash flows are comprised solely of payments of principal and interest.

b)
Equity

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n the day of acquisition the Corporation may make an irrevocable election (on an instrument-by- instrument basis) to designate them as at FVTOCI. Investments in common shares are held for longterm strategic purposes and not for trading. Upon the adoption of IFRS 9, the Company made an irrevocable election to designate these investments as FVTOCI in order to provide a more meaningful presentation based on management’s intention, rather than reflecting changes in fair value in net income.

Financial liabilities

Financial liabilities are measured at amortized cost; unless they are required to be measured at FVTPL (such as instruments held for trading or derivatives) or the Corporation has opted to measure at FVTPL.

(ii)	Measurement

Financial assets and liabilities at FVTPL

Financial assets and liabilities at FVTPL are initially recognized at fair value and transaction costs are expensed in the consolidated statement of income (loss). Realized and unrealized gains and losses arising from changes in the fair value of the financial assets or liabilities held at FVTPL are included in the consolidated statement of income (loss) in the period in which they occur. Where the Corporation has opted to designate a financial liability at FVTPL, any changes associated with our own credit risk will be recognized in Other Comprehensive Income (“OCI”).

Financial assets at FVTOCI

Investments in equity instruments at FVTOCI are initially recognized at fair value plus transaction costs. Subsequently, the investments are measured at fair value, with gains and losses arising from changes from initial recognition recognized in OCI.

Financial assets and liabilities at amortized cost

Financial assets and liabilities at amortized cost are initially recognized at fair value net of transaction costs, and subsequently carried at amortized cost adjusted by any impairment.

Derivative financial instruments

When the Corporation enters into derivative contracts, these are intended to reduce the exposures related to assets and liabilities, or forecast transactions. Derivatives are classified as FVTPL.

Derivatives embedded in financial liabilities are treated as separate derivatives when their risks and characteristics are not closely related to the host contracts. However, the classification approach described above is applied to all financial assets, including those that contain embedded derivatives, without the need to separate the embedded derivative from the host contract.

(iii)	Impairment of financial assets

Impairment of financial assets at amortized cost

The Corporation recognizes a loss allowance for expected credit losses on financial assets that are measured at amortized cost.

The Corporation is applying the simplified method for trade receivables and is calculating expected credit losses at an amount equal to the lifetime expected credit loss.

Impairment losses on financial assets carried at amortized cost are reversed in subsequent periods if the expected credit losses are reversed after the impairment was recognized.

(iv)	Derecognition

Derecognition of financial assets and liabilities

Financial assets are derecognized when the investments mature or are sold, and substantially all the risks and rewards of ownership have been transferred. A financial liability is derecognized when the obligation under the liability is discharged, canceled or expired. Gains and losses on derecognition are recognized within finance income and finance costs, respectively. Gains or losses on equity financial assets designated as FVTOCI remain within accumulated OCI.

(v)	Fair value of financial instruments

The fair values of quoted investments are based on current prices. If the market for a financial asset is not active, the Corporation establishes fair value by using valuation techniques. These include the use of recent arm’s length transactions, reference to other instruments that are substantially the same, discounted cash flow analysis, and option pricing models refined to reflect the financial asset’s specific circumstances.

(q)	Fair Value Measurement

Where fair value is used to measure assets and liabilities in preparing these financial statements, it is estimated at the price at which an orderly transaction to sell the asset or to transfer the liability would take place between market participants at the measurement date under current market conditions. Fair values are determined from inputs that are classified within the fair value hierarchy defined under IFRS as follows:

Level 1 – Quoted prices (unadjusted) in active markets for identical assets or liabilities
Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly
Level 3 – Inputs for the asset or liability that are unobservable

(r)	Goodwill

The Corporation recognizes goodwill relating to a business combination when the total purchase price exceeds the fair value of the identifiable assets and liabilities of the acquired business. Goodwill is tested annually for impairment of when there is an indication that the goodwill may be impaired. Any impairment is recognized as an expense immediately. Should there be a recovery in value, there is no reversal of previous impairments of Goodwill.